August 27, 2013

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

RE:  VANGUARD INTERNATIONAL EQUITY INDEX FUNDS (THE TRUST)

     FILE NO. 33-32548

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Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Judith L.Gaines

Associate Counsel

The Vanguard Group, Inc.